Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Overseas Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Class A
Trading Symbol	COSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 64	1.21%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.21%
Net Assets	$ 941,866,915
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 941,866,915
Total number of portfolio holdings	120
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%

Columbia Overseas Core Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Advisor Class
Trading Symbol	COSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 941,866,915
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 941,866,915
Total number of portfolio holdings	120
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%

Columbia Overseas Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional Class
Trading Symbol	COSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 51	0.96%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%
Net Assets	$ 941,866,915
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 941,866,915
Total number of portfolio holdings	120
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%

Columbia Overseas Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 941,866,915
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 941,866,915
Total number of portfolio holdings	120
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical
Re
presentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%

Columbia Overseas Core Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 941,866,915
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 941,866,915
Total number of portfolio holdings	120
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top
Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%

Columbia Overseas Core Fund Class R
Shareholder Report [Line Items]
Fund Name	Columbia Overseas Core Fund
Class Name	Class R
Trading Symbol	COSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Overseas Core Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 77	1.46%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
Net Assets	$ 941,866,915
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 941,866,915
Total number of portfolio holdings	120
Portfolio turnover for the reporting period	23%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top
Holdings
AstraZeneca PLC, ADR	2.7%
Shell PLC	2.4%
Sanofi SA	2.4%
Novo Nordisk A/S, Class B	2.2%
Check Point Software Technologies Ltd.	2.1%
Mitsubishi UFJ Financial Group, Inc.	2.1%
ITOCHU Corp.	2.0%
Northern Star Resources Ltd.	2.0%
TOPPAN Holdings, Inc.	2.0%
ASR Nederland NV	1.9%